Supplement to the
Fidelity® Growth & Income Portfolio
September 29, 2008
Prospectus

The following information replaces the biographical information for Timothy Cohen found in the "Fund Management" section beginning on page 21.

James Catudal is manager of Growth & Income Portfolio, which he has managed since January 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and portfolio manager.

GAI-09-01 January 20, 2009
1.480657.117

Supplement to the
Fidelity® Growth & Income Portfolio
Class K
September 29, 2008
Prospectus

The following information replaces the biographical information for Timothy Cohen found in the "Fund Management" section beginning on page 17.

James Catudal is manager of Growth & Income Portfolio, which he has managed since January 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and portfolio manager.

GAI-K-09-01 January 20, 2009
1.890015.100